U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

VIA EDGAR FILING

August 3, 2005

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Buffalo Funds
File Nos. 333-56018 and 811-10303

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Buffalo Funds (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 31, 2005, and filed electronically as Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A on July 29, 2005.

If you have any questions or require further information, do not hesitate to contact the undersigned at 414-765-5344.

Sincerely yours,

/s/ Chad Fickett
For U.S. Bancorp Fund Services, LLC